Pruco Life Insurance Company of New Jersey	Jordan K. Thomsen
Vice President and Corporate Counsel

Pruco Life Insurance Company of New Jersey
213Washington Street
Newark, NJ 07102-2992
(973) 802-4193 fax: (973) 802-9560

Sara von Althann, Esq
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Pre-Effective Amendment No. 1 to Registration Statement on Form S-1 for the Pruco Life of New Jersey Variable Contract Real Property Account, Registration No. 333-223076

Dear Ms. von Althann:

Submitted herewith for filing electronically is a pre-effective amendment to our registration statement on Form S-1 (File#: 333-223076), which is being filed for the sole purpose of carrying forward unsold securities from the prior registration statement on Form S-1 (File#: 333-202194). The prospectus now contains all items excluded from our initial filing on February 16, 2018, such as Appendix A, financial statements for the Real Property Account and the Real Property Partnership, exhibits required by Item 16, opinion and consent of counsel, independent auditor’s consent and powers of attorney.

Respectfully yours,

/s/Jordan K.Thomsen	3/29/2018

Jordan K. Thomsen	Date
Pruco Life Insurance Company of New Jersey

Via EDGAR